As filed with the Securities and Exchange Commission on April 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedules of Investments.

PACIFIC INCOME ADVISERS BBB BOND FUND
Schedule of Investments - February 28, 2014 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	80.9%
	Agricultural Chemicals	0.3%
	Mosaic Co.
$ 785,000	3.75%, due 11/15/21		$793,608
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		685,133
	Airlines	0.6%
	Continental Airlines, Inc.
593,376	5.983%, due 10/19/23		671,998
	Delta Air Lines, Inc.
663,114	7.75%, due 12/17/19		779,159
			1,451,157
	Auto Parts	1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,231,627
	Autozone, Inc.
600,000	3.125%, due 7/15/23		566,738
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,309,901
			3,108,266
	Autos	1.8%
	Ford Motor Co.
1,375,000	7.45%, due 7/16/31		1,771,939
	Ford Motor Credit Co. LLC
1,850,000	7.00%, due 4/15/15		1,976,980
600,000	5.875%, due 8/2/21		693,744
			4,442,663
	Banks	3.4%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		758,934
	Capital One Financial Corp.
1,815,000	6.15%, due 9/1/16		2,033,205
	Citigroup, Inc.
1,250,000	5.50%, due 2/15/17		1,389,624
875,000	6.125%, due 8/25/36		967,735
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		1,016,223
225,000	8.25%, due 3/1/38		318,194
	KeyCorp
900,000	5.10%, due 3/24/21		1,011,104
	UBS AG
750,000	5.875%, due 7/15/16		833,596
			8,328,615
	Biotech	2.0%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,599,311
900,000	5.15%, due 11/15/41		945,874
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18		1,317,564
	Gilead Sciences, Inc.
750,000	5.65%, due 12/1/41		877,825
			4,740,574
	Broker	2.5%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17		887,290
950,000	6.75%, due 10/1/37		1,100,007
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17		1,133,401
1,050,000	6.11%, due 1/29/37		1,185,875
	Morgan Stanley
900,000	4.875%, due 11/1/22		951,348
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		825,779
			6,083,700
	Building Materials	0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		770,176
	Cable/Satellite	1.0%
	Direct TV Holdings
1,300,000	1.75%, due 1/15/18		1,291,004
685,000	5.00%, due 3/1/21		740,051
300,000	6.00%, due 8/15/40		312,562
			2,343,617
	Chemicals	2.0%
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20		1,154,451
865,000	7.375%, due 11/1/29		1,126,132
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17		924,330
	PPG Industries, Inc.
750,000	6.65%, due 3/15/18		879,019
	RPM International, Inc.
500,000	6.125%, due 10/15/19		571,335
			4,655,267
	Communications	1.0%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,909,570
475,000	7.045%, due 6/20/36		567,431
			2,477,001
	Communications Equipment	0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40		559,491
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		824,481
			1,383,972
	Consumer Products	0.4%
	Avon Products, Inc.
700,000	5.00%, due 3/15/23		700,237
	Beam, Inc.
181,000	5.375%, due 1/15/16		194,410
			894,647
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		666,686
	Electric Utilities	4.5%
	Dominion Resources, Inc.
1,130,000	5.15%, due 7/15/15		1,197,984
470,000	4.90%, due 8/1/41		476,994
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18		1,486,398
	Exelon Corp.
845,000	4.90%, due 6/15/15		887,831
1,015,000	5.625%, due 6/15/35		1,075,237
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		855,688
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		844,420
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,042,672
400,000	5.25%, due 2/15/43		406,436
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,270,521
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		755,632
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		615,187
			10,915,000
	Finance	0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		963,028
	Finance - Credit Cards	0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,696,894
	Food	2.8%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,584,185
	Kellogg Co.
1,200,000	3.25%, due 5/21/18		1,267,406
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17		1,737,057
	Kroger Co.
780,000	6.15%, due 1/15/20		925,564
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19		1,201,830
			6,716,042
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,298,013
	Health Care	1.5%
	Cardinal Health, Inc.
1,300,000	5.80%, due 10/15/16		1,458,246
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,147,299
	Laboratory Corporation of America Holdings
1,000,000	2.20%, due 8/23/17		1,018,428
			3,623,973
	Information Technology	1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17		1,189,659
800,000	4.65%, due 12/9/21		850,542
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		788,417
			2,828,618
	Insurance	4.9%
	American International Group, Inc.
1,275,000	5.05%, due 10/1/15		1,360,412
1,050,000	4.875%, due 6/1/22		1,156,054
600,000	6.25%, due 3/15/87		620,250
	Aon Corp.
600,000	5.00%, due 9/30/20		676,139
	AXA SA
500,000	8.60%, due 12/15/30		646,250
	CIGNA Corp.
315,000	6.15%, due 11/15/36		377,228
	Cincinnati Financial Corp.
550,000	6.92%, due 5/15/28		665,167
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,356,261
105,000	3.50%, due 4/15/23		99,900
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,510,262
	Markel Corp.
20,000	4.90%, due 7/1/22		21,416
	Metlife, Inc.
855,000	6.40%, due 12/15/66		896,040
	Protective Life Corp.
350,000	7.375%, due 10/15/19		431,234
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,349,012
	Unum Group
700,000	5.625%, due 9/15/20		781,085
			11,946,710
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		629,096
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		881,441
	Media	4.7%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,388,011
	Discover Communications LLC
500,000	3.30%, due 5/15/22		489,591
	Expedia, Inc.
800,000	5.95%, due 8/15/20		894,733
	News America, Inc.
1,460,000	6.20%, due 12/15/34		1,698,933
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		399,704
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		510,718
1,965,000	7.625%, due 4/15/31		2,596,292
	Time Warner Cable, Inc.
1,600,000	5.85%, due 5/1/17		1,811,000
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,107,776
	Viacom Inc.
610,000	4.375%, due 3/15/43		541,564
			11,438,322
	Medical Equipment	0.4%
	Agilent Technologies, Inc.
900,000	6.50%, due 11/1/17		1,042,370
	Metals	0.7%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17		881,158
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		772,618
			1,653,776
	Metals and Mining	0.8%
	Cliffs Natural Resources, Inc.
500,000	3.95%, due 1/15/18		507,743
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22		728,605
800,000	5.40%, due 2/1/43		759,477
			1,995,825
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,137,054
	Mining	1.1%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		655,209
	Vale Overseas Limited
560,000	6.25%, due 1/23/17		630,000
700,000	4.375%, due 1/11/22		701,851
700,000	6.875%, due 11/21/36		755,530
			2,742,590
	Office Equipment	0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17		1,033,809
	Oil and Gas	12.6%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16		726,465
900,000	6.45%, due 9/15/36		1,070,880
	Cameron International Corp.
700,000	6.375%, due 7/15/18		820,344
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		935,988
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		915,365
	Encana Corp.
450,000	3.90%, due 11/15/21		460,960
750,000	6.50%, due 8/15/34		868,554
	Enterprise Products Operating LLC
550,000	3.20%, due 2/1/16		574,907
1,850,000	4.85%, due 8/15/42		1,827,019
	Hess Corp.
575,000	8.125%, due 2/15/19		727,093
800,000	5.60%, due 2/15/41		872,920
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22		751,335
1,270,000	5.80%, due 3/15/35		1,347,987
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,209,347
	Marathon Petroleum Corp.
1,056,000	3.50%, due 3/1/16		1,109,349
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,672,500
1,150,000	6.625%, due 6/15/35		1,265,298
	Petro-Canada
900,000	6.80%, due 5/15/38		1,143,500
	Petrobras International Finance Co.
1,885,000	5.875%, due 3/1/18		2,031,088
1,750,000	5.375%, due 1/27/21		1,763,134
390,000	6.875%, due 1/20/40		387,769
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		766,500
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		410,194
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22		1,362,892
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		584,751
	Talisman Energy
685,000	6.25%, due 2/1/38		734,599
	Transocean, Inc.
820,000	6.00%, due 3/15/18		924,393
700,000	6.375%, due 12/15/21		786,489
450,000	6.80%, due 3/15/38		497,852
	Valero Energy Corp.
255,000	6.625%, due 6/15/37		304,808
	Weatherford International Ltd.
800,000	4.50%, due 4/15/22		835,810
800,000	6.75%, due 9/15/40		933,523
			30,623,613
	Paper	1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22		977,540
700,000	6.00%, due 11/15/41		814,780
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,038,469
			2,830,789
	Pharmaceuticals	1.7%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17		1,663,436
100,000	4.40%, due 11/6/42		98,686
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23 (b)		505,287
	Watson Pharmaceuticals, Inc.
1,775,000	1.875%, due 10/1/17		1,776,470
			4,043,879
	Pipelines	2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		950,523
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		652,628
	Energen Corp.
750,000	4.625%, due 9/1/21		745,774
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		753,254
1,000,000	7.60%, due 2/1/24		1,228,705
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22		1,162,526
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		854,541
			6,347,951
	Real Estate Investment Trusts	3.8%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,478,883
	Duke Realty LP
750,000	8.25%, due 8/15/19		940,123
	ERP Operating LP
900,000	5.75%, due 6/15/17		1,022,795
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		960,809
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,157,447
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17		761,195
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		676,519
	ProLogis
559,000	6.875%, due 3/15/20		670,028
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,616,780
			9,284,579
	Restaurants	0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		816,348
	Retail	1.9%
	CVS Caremark Corp.
2,050,000	5.75%, due 6/1/17		2,339,015
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,125,734
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		748,659
400,000	6.70%, due 7/15/34		485,544
			4,698,952
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		923,361
	Software	1.0%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		680,990
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,791,000
			2,471,990
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		728,270
	Telecommunications	2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,470,797
	British Telecommunications PLC
855,000	9.625%, due 12/15/30		1,321,055
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30		499,104
	Embarq Corp.
600,000	7.082%, due 6/1/16		672,170
	France Telecom SA
575,000	5.375%, due 1/13/42		588,695
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		467,456
			5,019,277
	Tobacco	1.3%
	Altria Group, Inc.
987,000	9.70%, due 11/10/18		1,313,604
700,000	5.375%, due 1/31/44		733,407
	Lorillard Tobacco Co.
1,200,000	3.75%, due 5/20/23		1,135,729
			3,182,740
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		860,452
	Transportation	1.8%
	Burlington Northern Santa Fe
1,075,000	4.70%, due 10/1/19		1,203,422
1,285,000	6.15%, due 5/1/37		1,541,730
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,684,173
			4,429,325
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		727,656
	Waste Disposal	1.0%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,622,501
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		908,133
			2,530,634
	Wireless Telecommunication Services	4.6%
	Verizon Communications, Inc.
2,900,000	3.65%, due 9/14/18		3,093,491
3,000,000	5.15%, due 9/15/23		3,292,233
3,950,000	6.55%, due 9/15/43		4,853,077
			11,238,801
	Total Corporate Bonds (cost $189,692,818)		196,126,260
	SOVEREIGN BONDS	11.1%
	Federal Republic of Brazil
1,250,000	6.00%, due 1/17/17		1,398,125
500,000	4.875%, due 1/22/21		538,000
2,040,000	7.125%, due 1/20/37		2,384,250
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,217,500
890,000	7.375%, due 9/18/37		1,116,950
	Republic of Italy
1,100,000	5.375%, due 6/12/17		1,210,794
1,050,000	6.875%, due 9/27/23		1,279,005
	Republic of Panama
200,000	5.20%, due 1/30/20		220,000
750,000	6.70%, due 1/26/36		867,188
	Republic of Peru
830,000	8.375%, due 5/3/16		956,575
1,050,000	6.55%, due 3/14/37		1,246,875
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,134,062
2,125,000	5.00%, due 1/13/37		2,321,563
	Republic Of Turkey
1,800,000	7.50%, due 7/14/17		2,036,286
1,500,000	5.125%, due 3/25/22		1,500,000
1,950,000	6.00%, due 1/14/41		1,847,137
	Republic of Uruguay
209,742	8.00%, due 11/18/22		265,429
	United Mexican States
1,200,000	5.625%, due 1/15/17		1,347,000
1,684,000	3.625%, due 3/15/22		1,700,840
2,490,000	4.75%, due 3/8/44		2,334,375
			26,921,954
	Total Sovereign Bonds (cost $28,985,877)		26,921,954

	U.S. GOVERNMENT INSTRUMENTALITIES	2.8%
	U.S. Treasury Bonds
6,510,000	2.875%, due 5/15/43		5,644,880
	U.S. Treasury Notes
1,200,000	2.75%, due 11/15/23		1,212,516
			6,857,396
	Total U.S. Government Instrumentalities (cost $6,732,670)		6,857,396

	SHORT-TERM INVESTMENTS	3.6%
8,648,237	Invesco STIT - Treasury Portfolio - Institutional Class, 0.01% (c)		8,648,237
	Total Short-Term Investments (cost $8,648,237)		8,648,237

	Total Investments (cost $234,059,602)	98.4%	238,553,847
	Other Assets less Liabilities	1.6%	3,794,328
	TOTAL NET ASSETS	100.0%	$242,348,175

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2014.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2014, the value of these investments was $505,287 or 0.0% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of February 28, 2014.

Country Allocation
Country	% of Net Assets
United States	76.3%
Brazil	4.4%
Mexico	4.0%
Canada	2.6%
Turkey	2.2%
Switzerland	2.0%
Philippines	1.4%
United Kingdom	1.1%
Italy	1.0%
Spain	1.0%
Colombia	1.0%
Peru	0.9%
France	0.5%
Ireland	0.5%
Panama	0.5%
Japan	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

PACIFIC INCOME ADVISERS HIGH YIELD FUND
Schedule of Investments - February 28, 2014 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	89.1%
	Aerospace/Defense	1.4%
	Ducommun, Inc.
$ 200,000	9.75%, due 7/15/18		$225,500
	Gencorp, Inc.
750,000	7.125%, due 3/15/21		815,625
			1,041,125
	Automotive	2.5%
	Accuride Corp.
676,000	9.50%, due 8/1/18		692,900
	Affinia Group, Inc.
500,000	7.75%, due 5/1/21		542,500
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)		21,400
480,000	8.50%, due 2/15/19 (b)		538,800
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		135,938
			1,931,538
	Building Materials	3.0%
	American Builders & Contractors Supply Co., Inc.
80,000	5.625%, due 4/15/21 (b)		82,400
	Associated Asphalt Partners LLC
540,000	8.50%, due 2/15/18 (b)		567,000
	Building Materials Holding Corp.
400,000	9.00%, due 9/15/18 (b)		442,000
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18 (b)		667,188
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		533,125
			2,291,713
	Chemicals	10.0%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		640,499
	Ferro Corp.
300,000	7.875%, due 8/15/18		320,250
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20		675,187
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)		55,188
	Ineos Group Holdings PLC
600,000	5.875%, due 2/15/19 (b)		619,500
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		662,625
	LSB Industries, Inc.
200,000	7.75%, due 8/1/19 (b)		215,500
	Momentive Performance Materials, Inc.
165,000	8.875%, due 10/15/20		177,375
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18		559,625
	Nova Chemicals Corp.
500,000	5.25%, due 8/1/23 (b)		534,375
	Olin Corp.
500,000	8.875%, due 8/15/19		540,000
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18		285,538
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)		533,981
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)		492,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		244,125
	Trinseo Materials Operating S.C.A.
250,000	8.75%, due 2/1/19 (b)		261,250
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20		774,375
			7,591,893
	Construction Machinery	2.2%
	H & E Equipment Services, Inc.
570,000	7.00%, due 9/1/22		629,850
	Jurassic Holdings III
500,000	6.875%, due 2/15/21 (b)		516,250
	Manitowoc, Inc.
500,000	5.875%, due 10/15/22		532,500
			1,678,600
	Consumer Cyclical Services	3.2%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		181,344
560,000	8.75%, due 12/1/20		586,600
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)		149,100
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		973,749
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)		520,125
			2,410,918
	Consumer Products	2.7%
	Acco Brands Corp.
750,000	6.75%, due 4/30/20		776,250
	Alphabet Holding Co., Inc.
500,000	7.75%, due 11/1/17 (b)		517,500
	Prestige Brands Inc.
375,000	5.375%, due 12/15/21 (b)		382,500
	Visant Corp.
350,000	10.00%, due 10/1/17		340,375
			2,016,625
	Consumer Services	1.4%
	Modular Space Corp.
600,000	10.25%, due 1/31/19 (b)		628,500
	United Rentals (North America), Inc.
400,000	6.125%, due 6/15/23		426,000
			1,054,500
	Distributors	1.0%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		213,500
500,000	6.75%, due 1/15/22 (b)		525,000
			738,500
	Diversified Manufacturing	3.7%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		335,625
	Dynacast International LLC
500,000	9.25%, due 7/15/19		558,750
	Griffon Corp.
600,000	5.25%, due 3/1/22 (b)		602,250
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)		486,656
	Wesco Distribution Inc.
810,000	5.375%, due 12/15/21 (b)		826,200
			2,809,481
	Electric	1.0%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23		736,700
	Entertainment Resources	1.9%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)		661,500
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		768,750
			1,430,250
	Environmental	1.7%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		828,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18		160,125
	Heckmann Corp.
300,000	9.875%, due 4/15/18		301,875
			1,290,000
	Finance	1.6%
	National Financial Partners Corp.
360,000	9.00%, due 7/15/21 (b)		390,600
	National Money Mart Co.
800,000	10.375%, due 12/15/16		799,000
			1,189,600
	Food and Beverage	3.0%
	Aramark Corp.
500,000	5.75%, due 3/15/20 (b)		530,000
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		400,525
	Darling International, Inc.
730,000	5.375%, due 1/15/22 (b)		750,075
	Simmons Foods Inc.
600,000	10.50%, due 11/1/17 (b)		651,750
			2,332,350
	Gaming	2.0%
	MGM Resorts International
750,000	6.625%, due 12/15/21		824,063
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		144,450
	Scientific Games International, Inc.
515,000	6.25%, due 9/1/20		545,900
			1,514,413
	Healthcare	1.3%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		635,375
	Physio-Control International Corp.
333,000	9.875%, due 1/15/19 (b)		374,625
			1,010,000
	Industrial - Other	7.6%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17		425,000
	Brand Energy & Infrastructure Services, Inc.
675,000	8.50%, due 12/1/21 (b)		705,375
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)		306,625
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21		564,200
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18		412,969
	Liberty Tire Recycling Holdco, LLC
700,000	11.00%, due 10/1/16 (b)		682,500
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21		691,588
	Safway Group Holding LLC
750,000	7.00%, due 5/15/18 (b)		800,625
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		491,625
	Stonemor Partners L.P.
300,000	7.875%, due 6/1/21 (b)		316,500
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)		401,250
			5,798,257
	Media Non-Cable	3.9%
	CBS Outdoor Americas Capital, LLC
410,000	5.625%, due 2/15/24 (b)		424,350
	Outerwall, Inc.
600,000	6.00%, due 3/15/19		627,000
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		875,650
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19		58,625
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		639,000
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21		352,625
			2,977,250
	Metals and Mining	5.8%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		869,125
	American Rock Salt Company LLC
720,000	8.25%, due 5/1/18 (b)		751,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		282,813
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		660,800
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)		472,500
500,000	8.25%, due 1/15/21 (b)		517,500
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19		54,000
300,000	7.375%, due 2/1/20 (b)		319,500
	TMS International Corp.
430,000	7.625%, due 10/15/21 (b)		467,625
			4,395,363
	Oil Field Services	3.0%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		315,000
	CHC Helicopter SA
450,000	9.25%, due 10/15/20		492,885
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		427,275
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		216,500
	Platinum Energy Solutions, Inc.
79,433	12.00%, due 10/1/20 (b)(d)(e)		74,270
	Welltec A/S
750,000	8.00%, due 2/1/19 (b)		802,500
			2,328,430
	Packaging	7.8%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19		646,904
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)		521,250
	Boe Intermediate Holding Corp.
627,300	9.00%, due 11/1/17 (b)		674,740
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)		176,138
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		1,035,474
	Dispensing Dynamics International, Inc.
500,000	12.50%, due 1/1/18 (b)		541,250
	Exopack Holdings Corp.
950,000	7.875%, due 11/1/19 (b)		992,750
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		454,588
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16		185,719
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		115,500
	Sealed Air Corp.
470,000	6.50%, due 12/1/20 (b)		522,288
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		55,000
			5,921,601
	Paper	4.2%
	Cascades, Inc.
205,000	7.875%, due 1/15/20		220,888
	Clearwater Paper Corp.
430,000	4.50%, due 2/1/23		408,500
	Mercer International, Inc.
750,000	9.50%, due 12/1/17		821,250
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21 (b)		498,749
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		414,000
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19		352,625
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18		483,750
			3,199,762
	Pharmaceuticals	1.3%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)		519,687
	Par Pharmaceutical Cos., Inc.
300,000	7.375%, due 10/15/20		326,250
	Salix Pharmaceuticals, Inc.
130,000	6.00%, due 1/15/21 (b)		139,425
			985,362
	Pipelines	0.6%
	Atlas Pipeline Partners LP
420,000	5.875%, due 8/1/23		414,750
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21 (b)		10,650
			425,400
	Retailers	1.3%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20		616,000
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20		366,625
			982,625
	Technology	5.1%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)		21,175
	Audatex North America, Inc.
750,000	6.125%, due 11/1/23 (b)		806,250
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)		219,500
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)		543,125
500,000	8.25%, due 1/15/21 (b)		545,000
	Kemet Corp.
370,000	10.50%, due 5/1/18		388,500
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		613,250
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19		724,781
			3,861,581
	Textile	1.1%
	Levi Strauss & Co.
750,000	6.875%, due 5/1/22		825,000
	Transportation Services	2.2%
	Kenan Advantage Group, Inc.
810,000	8.375%, due 12/15/18 (b)		862,650
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)		796,875
			1,659,525
	Wirelines	1.6%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21		320,625
355,000	7.125%, due 1/15/23		375,413
	Windstream Corp.
490,000	6.375%, due 8/1/23		485,100
			1,181,138
	Total Corporate Bonds (cost $65,102,629)		67,609,500

	COMMON STOCKS	0.0%
1,110	Platinum Energy Solutions Inc. (b)(c)(d)(e)		16,650
	Total Common Stocks (cost $79,619)		16,650

	SHORT-TERM INVESTMENTS	10.3%
7,820,177	Invesco STIT - Prime Portfolio - Institutional Class, 0.01% (a)		7,820,177
	Total Short-Term Investments (cost $7,820,177)		7,820,177

	Total Investments (cost $73,002,425)	99.4%	75,446,327
	Other Assets less Liabilities	0.6%	469,248
	TOTAL NET ASSETS	100.0%	$75,915,575

(a)	Rate shown is the 7-day annualized yield as of February 28, 2014.

(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2014, the value of these investments was $37,221,809 or 49.0% of total net assets.

(c)	Non-income producing.

(d)	Security is considered illiquid. As of February 28, 2014, the value of these investments was $90,920 or 0.12% of total net assets.

(e)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

Schedule of Credit Default Swaps on Credit Indices Sell Protection
Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Barclays Bank PLC	CDX.NA.HY.21	5.00%	12/20/2018	$4,000,000	$27,420

PACIFIC INCOME ADVISORS MBS BOND FUND
Schedule of Investments - February 28, 2014 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	105.3%
	Commercial Mortgage-Backed Securities	3.0%
	Aventura Mall Trust
$ 800,000	3.74%, due 12/5/32, Series 2013-AVM, Class A (a)(d)		$839,825
	Banc of America
681,813	5.72%, due 5/10/45, Series 2006-2, Class AAB (a)		699,294
	Hilton USA Trust
1,300,000	2.66%, due 11/5/30, Series 2013-HLT, Class AFX (d)		1,315,295
			2,854,414
	Residential Mortgage-Backed Securities	3.2%
	Invitation Homes Trust
2,991,404	1.30%, due 12/17/30, Series 2013-SFR1, Class A (a)(d)		2,990,768
	U.S. Government Agencies	99.1%
	FHLMC Pool
48,431	4.50%, due 5/1/20, #G18052		51,860
43,965	4.50%, due 3/1/21, #G18119		47,531
43,578	5.00%, due 3/1/21, #G18105		47,612
190,415	4.50%, due 5/1/21, #J01723		205,607
38,851	6.00%, due 6/1/21, #G18124		42,659
120,928	4.50%, due 9/1/21, #G12378		130,698
38,961	5.00%, due 11/1/21, #G18160		42,563
30,345	5.00%, due 2/1/22, #G12522		33,154
43,860	5.00%, due 2/1/22, #J04411		47,912
126,453	5.50%, due 3/1/22, #G12577		137,817
36,572	5.00%, due 7/1/22, #J05243		39,182
837,699	4.00%, due 3/1/26, #J14785		895,992
1,978,173	3.00%, due 11/1/26, #G18409		2,051,583
718,649	3.00%, due 6/1/27, #G14497		745,318
14,966	5.50%, due 5/1/35, #B31639		16,580
277,438	5.00%, due 8/1/35, #A36351		303,478
151,798	4.50%, due 9/1/35, #A37616		162,972
269,550	4.50%, due 10/1/35, #A37869		290,123
162,221	4.50%, due 10/1/35, #A38023		174,416
84,054	4.50%, due 10/1/35, #G01890		90,445
151,460	5.00%, due 10/1/35, #G01940		165,639
234,132	6.00%, due 1/1/36, #A42208		260,014
24,598	7.00%, due 1/1/36, #G02048		28,063
219,435	5.50%, due 2/1/36, #G02031		242,157
127,469	7.00%, due 8/1/36, #G08148		141,831
476,936	6.50%, due 9/1/36, #A54908		534,232
152,668	6.50%, due 11/1/36, #A54094		171,009
107,792	5.50%, due 2/1/37, #A57840		118,542
242,211	5.00%, due 5/1/37, #A60268		264,075
538,037	5.50%, due 6/1/37, #A61982		590,911
652,934	6.00%, due 6/1/37, #A62176		724,970
848,247	6.00%, due 6/1/37, #A62444		942,799
176,505	5.00%, due 6/1/37, #G03094		192,472
154,973	5.00%, due 7/1/37, #A63187		168,962
260,528	5.50%, due 8/1/37, #G03156		286,143
37,223	6.50%, due 8/1/37, #A70413		41,749
15,082	7.00%, due 8/1/37, #A70079		17,274
10,166	7.00%, due 9/1/37, #A65335		10,464
19,826	7.00%, due 9/1/37, #A65670		21,753
46,208	7.00%, due 9/1/37, #A65780		50,218
6,754	7.00%, due 9/1/37, #A65941		6,945
4,077	7.00%, due 9/1/37, #A66041		4,635
96,670	7.00%, due 9/1/37, #G03207		108,711
26,942	6.50%, due 11/1/37, #A68726		30,178
229,042	5.00%, due 2/1/38, #A73370		249,717
9,493	5.00%, due 2/1/38, #G03836		10,359
25,781	5.00%, due 3/1/38, #A73704		28,108
241,279	5.00%, due 4/1/38, #A76335		263,188
105,068	5.50%, due 4/1/38, #G04121		115,393
12,289	5.00%, due 5/1/38, #A77463		13,399
43,173	5.50%, due 5/1/38, #A77265		47,416
112,437	5.50%, due 5/1/38, #G04215		123,491
58,784	5.00%, due 6/1/38, #A77986		64,171
23,803	5.00%, due 6/1/38, #G04522		25,958
24,255	5.00%, due 7/1/38, #A79197		26,444
131,903	4.50%, due 9/1/38, #G04773		141,507
34,466	5.00%, due 9/1/38, #G04690		37,591
611,989	5.00%, due 10/1/38, #G04832		667,499
7,310	5.00%, due 11/1/38, #A82849		7,970
34,882	5.00%, due 12/1/38, #G05683		38,054
344,535	5.00%, due 2/1/39, #G05507		375,939
55,214	4.50%, due 4/1/39, #A85612		59,282
161,229	5.00%, due 5/1/39, #G08345		176,095
145,776	4.50%, due 9/1/39, #A88357		156,746
55,433	5.00%, due 9/1/39, #G05904		60,477
251,561	4.50%, due 11/1/39, #G05748		270,420
216,142	4.50%, due 12/1/39, #A90175		232,336
66,399	4.50%, due 4/1/40, #C03464		71,357
179,935	4.50%, due 5/1/40, #A92269		193,417
974,768	4.50%, due 5/1/40, #G06047		1,048,031
606,802	4.50%, due 6/1/40, #A92533		652,451
111,259	4.50%, due 6/1/40, #A92594		119,574
28,223	4.50%, due 8/1/40, #A93437		30,361
953,813	4.50%, due 8/1/40, #A93505		1,025,274
2,323,578	3.50%, due 1/1/41, #A96409		2,357,320
295,439	4.50%, due 1/1/41, #A96176		317,134
83,498	4.50%, due 2/1/41, #A97013		89,604
63,139	4.50%, due 4/1/41, #Q00285		67,877
968,796	4.50%, due 9/1/41, #C03701		1,041,699
170,990	3.50%, due 10/1/41, #Q04087		173,474
77,076	4.50%, due 11/1/41, #Q04699		82,737
203,423	3.50%, due 1/1/42, #Q05410		206,377
758,479	3.50%, due 2/1/42, #Q05996		769,493
487,683	3.50%, due 3/1/42, #G08479		494,765
2,003,431	3.50%, due 4/1/42, #Q07654		2,032,524
1,355,356	3.50%, due 5/1/42, #G08491		1,375,039
2,335,757	3.50%, due 6/1/42, #C09000		2,369,676
2,080,171	3.50%, due 6/1/42, #Q08641		2,110,379
19,991	3.50%, due 6/1/42, #Q08998		20,281
57,502	3.50%, due 7/1/42, #C09004		58,337
730,145	3.50%, due 8/1/42, #Q10324		740,748
65,431	3.00%, due 4/1/43, #V80025		63,646
360,338	3.00%, due 5/1/43, #Q18436		350,032
194,599	3.00%, due 6/1/43, #Q19697		189,288
785,061	3.50%, due 6/1/43, #V80161		795,235
26,697	3.50%, due 7/1/43, #Q19628		27,085
892,629	3.50%, due 7/1/43, #Q19914		905,466
720,452	3.00%, due 8/1/43, #G08540		700,792
395,586	3.00%, due 8/1/43, #Q20559		384,792
233,597	3.00%, due 8/1/43, #Q21026		226,949
877,314	3.50%, due 8/1/43, #Q21351		890,054
276,951	3.50%, due 8/1/43, #Q21435		280,973
121,145	3.50%, due 9/1/43, #G08545		122,904
922,508	3.50%, due 2/1/44, #Q24712		935,904
	FHLMC TBA (b)
1,000,000	3.00%, due 3/15/27		1,034,375
5,000,000	4.00%, due 3/15/41		5,229,102
	FNMA Pool
23,071	4.50%, due 10/1/20, #842732		24,703
127,936	3.00%, due 12/1/20, #MA0605		134,072
55,877	4.50%, due 12/1/20, #813954		59,936
31,260	4.50%, due 2/1/21, #845437		33,464
65,897	5.00%, due 2/1/21, #865191		71,562
23,089	5.00%, due 5/1/21, #879112		25,101
104,527	4.50%, due 7/1/21, #845515		111,953
2,114,957	3.00%, due 8/1/21, #AL0579		2,216,373
80,830	5.50%, due 10/1/21, #905090		86,626
211,731	3.00%, due 1/1/22, #MA0957		221,888
37,116	5.00%, due 2/1/22, #900946		40,308
120,211	6.00%, due 2/1/22, #912522		134,007
129,761	5.00%, due 6/1/22, #937709		141,157
71,888	5.00%, due 7/1/22, #938033		78,302
94,889	5.00%, due 7/1/22, #944887		103,570
351,254	5.50%, due 7/1/22, #905040		383,682
15,094	4.00%, due 7/1/25, #AE1318		16,162
16,230	4.00%, due 10/1/25, #AE1601		17,387
602,929	4.00%, due 12/1/25, #AH6058		647,324
448,535	4.00%, due 1/1/26, #AH3925		480,811
19,419	4.00%, due 1/1/26, #MA0624		20,805
56,822	4.00%, due 3/1/26, #AH8485		60,900
737,776	4.00%, due 5/1/26, #AH8174		790,841
84,400	3.00%, due 10/1/26, #AJ0049		87,622
33,436	3.00%, due 10/1/26, #AJ5474		34,708
110,409	3.00%, due 2/1/27, #AK4047		114,645
251,159	3.00%, due 4/1/27, #AB4997		260,829
839,500	3.00%, due 9/1/27, #AQ0333		871,867
148,302	4.50%, due 4/1/29, #MA0022		159,354
4,045	7.00%, due 8/1/32, #650101		4,581
78,860	4.50%, due 3/1/35, #814433		85,046
69,754	4.50%, due 4/1/35, #735396		75,209
26,478	4.50%, due 5/1/35, #822854		28,547
11,564	7.00%, due 6/1/35, #821610		11,882
53,493	4.50%, due 7/1/35, #826584		57,600
6,646	5.00%, due 7/1/35, #833958		7,290
27,411	7.00%, due 7/1/35, #826251		31,237
61,623	4.50%, due 8/1/35, #835751		66,398
29,397	7.00%, due 9/1/35, #842290		33,721
21,790	4.50%, due 11/1/35, #256032		23,448
42,072	5.00%, due 12/1/35, #852482		46,134
14,479	4.50%, due 1/1/36, #852510		15,578
14,068	7.00%, due 2/1/36, #865190		15,490
20,928	7.00%, due 4/1/36, #887709		22,924
426,655	5.00%, due 5/1/36, #745515		467,830
9,632	5.00%, due 7/1/36, #888789		10,574
25,298	6.50%, due 7/1/36, #897100		29,313
61,152	7.00%, due 7/1/36, #887793		69,766
64,550	6.00%, due 8/1/36, #892925		72,645
108,494	6.50%, due 8/1/36, #878187		121,477
99,427	5.00%, due 9/1/36, #893621		108,869
118,567	5.50%, due 10/1/36, #831845		131,230
46,773	5.50%, due 10/1/36, #893087		51,654
36,556	6.00%, due 10/1/36, #897174		40,705
77,230	5.50%, due 12/1/36, #256513		85,571
1,701	6.50%, due 12/1/36, #920162		1,908
55,787	7.00%, due 1/1/37, #256567		65,259
166,045	5.50%, due 2/1/37, #256597		183,931
95,390	6.00%, due 2/1/37, #909357		106,352
3,396	7.00%, due 2/1/37, #915904		3,707
86,226	5.00%, due 3/1/37, #913007		94,416
116,976	5.50%, due 3/1/37, #256636		129,342
6,953	5.00%, due 4/1/37, #914599		7,614
63,847	6.50%, due 5/1/37, #917052		71,487
459,393	5.50%, due 6/1/37, #918554		508,687
97,641	5.50%, due 6/1/37, #918705		108,033
486,686	6.00%, due 6/1/37, #888413		543,028
310,327	6.00%, due 6/1/37, #917129		345,644
54,152	7.00%, due 6/1/37, #256774		59,650
44,023	7.00%, due 6/1/37, #940234		50,408
29,715	5.00%, due 7/1/37, #944534		32,538
185,082	5.50%, due 10/1/37, #954939		204,398
39,409	6.00%, due 12/1/37, #965488		43,945
317,679	5.50%, due 2/1/38, #961691		350,833
99,047	5.00%, due 1/1/39, #AA0835		108,529
28,363	5.00%, due 1/1/39, #AA0840		31,078
1,342	5.00%, due 1/1/39, #AA0862		1,471
66,096	4.00%, due 2/1/39, #930606		69,476
5,789	5.00%, due 3/1/39, #AA4461		6,339
4,483	5.00%, due 3/1/39, #930760		4,909
170,277	5.00%, due 3/1/39, #930635		186,696
22,999	5.00%, due 3/1/39, #995948		25,230
23,376	4.00%, due 4/1/39, #AA0777		24,563
447,372	4.00%, due 4/1/39, #AO3504		469,912
95,849	4.50%, due 4/1/39, #AA4590		103,100
200,018	5.00%, due 4/1/39, #930871		219,266
156,991	5.00%, due 4/1/39, #930992		171,901
117,812	5.00%, due 4/1/39, #995930		129,109
487,857	4.50%, due 6/1/39, #AA7681		525,099
164,110	5.00%, due 6/1/39, #995896		179,856
367,856	4.50%, due 7/1/39, #AE8152		395,441
122,631	5.00%, due 7/1/39, #995895		134,299
594,317	4.50%, due 8/1/39, #931837		639,668
556,489	5.00%, due 8/1/39, #AC3221		610,567
1,633,548	4.00%, due 12/1/39, #AE0215		1,718,210
171,941	4.50%, due 12/1/39, #932324		185,050
31,776	4.50%, due 2/1/40, #AC8494		34,200
89,699	4.50%, due 2/1/40, #AD1045		96,502
83,921	4.50%, due 2/1/40, #AD2832		90,289
45,933	5.00%, due 3/1/40, #AB1186		50,393
2,116,554	5.00%, due 5/1/40, #AD6374		2,327,654
30,597	5.00%, due 6/1/40, #AD8058		33,619
262,890	5.00%, due 7/1/40, #AD4634		289,360
363,479	5.00%, due 7/1/40, #AD4994		398,768
35,702	5.00%, due 7/1/40, #AD7565		39,250
937,303	4.50%, due 8/1/40, #AD8035		1,009,129
162,737	4.50%, due 8/1/40, #AD8397		175,172
240,395	4.50%, due 8/1/40, #890236		258,760
292,920	4.00%, due 9/1/40, #AE4311		307,809
34,211	4.00%, due 9/1/40, #AE4312		35,946
706,732	4.50%, due 9/1/40, #AE1500		760,546
83,391	4.00%, due 10/1/40, #AE4124		87,654
280,838	4.00%, due 10/1/40, #AE6057		295,127
22,618	4.00%, due 11/1/40, #AE5156		23,776
141,444	4.50%, due 11/1/40, #AE5162		152,240
521,857	4.00%, due 12/1/40, #MA0583		548,596
151,946	4.00%, due 1/1/41, #AE4583		159,710
235,635	4.00%, due 2/1/41, #AH3200		247,756
398,517	4.50%, due 3/1/41, #AH7009		429,098
1,445,847	4.50%, due 4/1/41, #AH9054		1,556,744
42,280	4.50%, due 5/1/41, #AI1364		45,516
303,349	4.50%, due 5/1/41, #AI1888		326,578
1,899,543	4.50%, due 5/1/41, #AL0160		2,050,893
195,811	4.50%, due 6/1/41, #AI4815		210,786
83,541	4.00%, due 7/1/41, #AI0038		87,809
19,441	4.00%, due 8/1/41, #AI8218		20,436
26,193	4.50%, due 9/1/41, #AH3865		28,185
89,623	4.50%, due 9/1/41, #AI4050		96,486
24,441	4.50%, due 9/1/41, #AJ0729		26,313
235,986	4.00%, due 10/1/41, #AJ4052		248,050
1,393,012	4.00%, due 11/1/41, #AJ4668		1,464,315
620,313	4.00%, due 11/1/41, #AJ5643		652,182
200,043	4.00%, due 12/1/41, #AJ3097		210,299
428,209	4.00%, due 2/1/42, #AJ9774		453,355
367,674	4.00%, due 4/1/42, #MA1028		386,466
1,952,569	3.50%, due 7/1/43, #AB9774		1,985,483
1,970,950	3.00%, due 8/1/43, #AU3363		1,920,879
	FNMA TBA (b)
400,000	3.00%, due 3/15/28		414,187
1,000,000	3.50%, due 3/15/41		1,014,063
2,000,000	4.00%, due 3/15/41		2,096,875
	GNMA Pool
25,470	7.00%, due 9/15/35, #647831		29,186
74,706	5.00%, due 10/15/35, #642220		82,841
73,853	5.00%, due 11/15/35, #550718		82,033
75,061	5.50%, due 11/15/35, #650091		83,834
48,813	5.50%, due 12/15/35, #646307		54,453
71,999	5.50%, due 4/15/36, #652534		80,413
54,106	6.50%, due 6/15/36, #652593		63,375
29,380	5.50%, due 7/15/36, #608993		32,628
68,924	6.50%, due 10/15/36, #646564		77,703
42,166	6.00%, due 11/15/36, #617294		47,311
130,708	6.50%, due 12/15/36, #618753		153,183
96,742	5.50%, due 2/15/37, #658419		107,410
248,974	6.00%, due 4/15/37, #668411		279,008
332,654	5.00%, due 8/15/37, #671463		367,185
153,234	6.00%, due 10/15/37, #664379		171,860
28,148	5.50%, due 8/15/38, #677224		31,272
204,317	5.50%, due 8/15/38, #691314		226,946
7,808	5.50%, due 12/15/38, #705632		8,673
953,790	4.50%, due 5/15/39, #717066		1,038,473
23,793	5.50%, due 6/15/39, #714262		26,416
845,150	5.50%, due 6/15/39, #714720		936,761
863,375	4.50%, due 7/15/39, #720160		939,745
2,356,194	5.00%, due 9/15/39, #726311		2,595,706
13,839	5.50%, due 1/15/40, #723631		15,365
54,421	5.50%, due 2/15/40, #680537		60,416
			92,192,411
	Total Mortgage-Backed Securities (cost $94,804,579)		98,037,593

	SHORT-TERM INVESTMENTS	4.9%
4,530,151	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		4,530,151
	Total Short-Term Investments (cost $4,530,151)		4,530,151

	Total Investments (cost $99,334,730)	110.2%	102,567,744
	Liabilities less Other Assets	(10.2)%	(9,516,594)
	TOTAL NET ASSETS	100.0%	$93,051,150

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2014.

(b)	Security purchased on a when-issued basis. As of February 28, 2014, the total cost of investments purchased on a when-issued basis was $9,771,500 or 10.5% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of February 28, 2014.

(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2014, the value of these investments was $5,145,888 or 5.5% of total net assets.

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

GNMA -	Government National Mortgage Association

TBA -	To Be Announced

PACIFIC INCOME ADVISORS SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2014 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	45.1%
	Agricultural Equipment	0.6%
	John Deere Capital Corp.
$ 1,000,000	0.75%, due 1/22/16		$1,005,980
	Agriculture	0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,057,914
	Autos	3.1%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,261,018
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,211,930
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		1,014,379
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		1,000,259
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		501,257
			4,988,843
	Banks	9.3%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15		1,352,809
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15		1,342,130
	BB&T Corp.
1,000,000	5.20%, due 12/23/15		1,075,837
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15		1,017,142
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15		1,020,012
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,206,373
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,520,898
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,205,605
	State Street Corp.
1,550,000	4.30%, due 5/30/14		1,564,989
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16		790,785
.	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16		1,272,638
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14		1,531,035
			14,900,253
	Biotech	0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		721,554
	Brokers	1.5%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15		1,338,852
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,115,035
			2,453,887
	Cable/Satellite	0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16		840,578
	Chemicals	2.2%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16		1,238,208
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15		726,110
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14		1,015,471
565,000	3.00%, due 12/8/16		594,550
			3,574,339
	Commercial Finance	1.3%
	Air Lease Corp.
800,000	4.50%, due 1/15/16		846,000
	GATX Corp.
1,280,000	1.25%, due 3/4/17		1,281,473
			2,127,473
	Computer Equipment	1.1%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14		1,300,469
500,000	1.10%, due 3/3/17		502,198
			1,802,667
	Consumer Finance	0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15		1,321,692
	Diversified Financial Services	1.0%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14		1,586,800
	Diversified Minerals	0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15		805,993
	Electric Utilities	0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16		717,210
	Electrical Equipment	0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15		1,034,059
	Finance	0.7%
	SLM Corp.
1,000,000	6.25%, due 1/25/16		1,083,750
	Food	1.9%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16		938,166
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15		1,216,304
	Kroger Co.
800,000	1.20%, due 10/17/16		802,050
			2,956,520
	Food and Beverage	1.6%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		502,480
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15		1,305,022
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)		704,871
			2,512,373
	Health Care	0.6%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15		1,003,978
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		802,086
	Insurance	2.3%
	Aetna Inc.
1,000,000	6.00%, due 6/15/16		1,121,476
	American International Group, Inc.
700,000	3.00%, due 3/20/15		718,219
	CNA Financial Corp.
88,000	5.85%, due 12/15/14		91,574
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15		1,008,720
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16		701,679
			3,641,668
	Life Sciences Equipment	0.5%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15		823,909
	Manufacturing	0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15		534,550
	Media	1.3%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15		1,019,262
	Viacom Inc.
1,000,000	1.25%, due 2/27/15		1,006,030
			2,025,292
	Medical Equipment	0.8%
	Agilent Technologies, Inc.
725,000	5.50%, due 9/14/15		777,345
	Baxter International, Inc.
450,000	0.95%, due 6/1/16		451,890
			1,229,235
	Medical/Drugs	0.3%
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14		500,054
	Metals and Mining	1.1%
	Glencore Funding LLC
500,000	1.70%, due 5/27/16 (a)		503,491
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15		1,325,345
			1,828,836
	Oil and Gas	1.0%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16		782,347
	Devon Energy Corp.
800,000	1.20%, due 12/15/16		803,266
			1,585,613
	Pharmaceuticals	1.1%
	Mylan, Inc.
800,000	1.80%, due 6/24/16 (a)		814,339
	Perrigo Co. PLC
1,000,000	1.30%, due 11/8/16 (a)		1,001,659
			1,815,998
	Real Estate	0.3%
	ARC Properties Operating Partnership LP
500,000	2.00%, due 2/6/17 (a)		500,692
	Retail	2.8%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,006,213
	Target Corp.
1,300,000	1.125%, due 7/18/14		1,303,858
	Walgreen Co.
1,200,000	1.00%, due 3/13/15		1,205,124
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14		1,001,637
			4,516,832
	Semiconductors	0.8%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14		1,302,890
	Telecommunications	2.1%
	American Tower Corp.
453,000	4.625%, due 4/1/15		471,309
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15		1,506,698
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15		1,401,604
			3,379,611
	Transportation	0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16		1,253,803
	Total Corporate Bonds (cost $71,918,409)		72,236,932

	MORTGAGE-BACKED SECURITIES	14.8%
	Commercial Mortgage-Backed Securities	4.0%
	Banc of America Commercial Mortgage Trust
1,439,383	5.72%, due 5/10/45, Series 2006-2, Class AAB (b)		1,476,288
	Credit Suisse Mortgage Capital
1,500,000	5.49%, due 2/15/39, Series 2006-C1, Class A4 (b)		1,606,334
	Hilton USA Trust
2,000,000	1.16%, due 11/5/30, Series 2013-HLF, Class AFL (a)(b)		2,004,080
	LB-UBS Commercial Mortgage Trust
197,870	5.94%, due 6/15/29, Series 2004-C4, Class A4 (b)		198,492
1,000,000	5.66%, due 3/15/39, Series 2006-C3, Class A4 (b)		1,073,608
			6,358,802
	Residential Mortgage-Backed Securities	2.5%
	Invitation Homes Trust
4,000,000	1.50%, due 12/17/30, Series 2013-SFR1, Class B (a)(b)		3,999,552

	U.S. Government Agencies	8.3%
	FHLMC ARM Pool (b)
4,554	2.169%, due 8/1/15, #755204		4,590
8,636	2.336%, due 2/1/22, #845113		9,240
29,029	1.999%, due 10/1/22, #635206		29,703
8,754	2.352%, due 6/1/23, #845755		9,039
7,872	2.33%, due 2/1/24, #609231		7,972
412,783	2.401%, due 1/1/25, #785726		433,258
10,706	2.408%, due 1/1/33, #1B0668		10,824
565,528	2.375%, due 10/1/34, #782784		601,893
210,846	2.302%, due 12/1/34, #1G0018		222,578
158,770	2.614%, due 4/1/36, #847671		169,456
	FHLMC Pool
305,994	5.00%, due 10/1/38, #G04832		333,750
	FNMA ARM Pool (b)
25,068	2.54%, due 7/1/25, #555206		25,544
146,631	1.927%, due 7/1/27, #424953		150,112
83,094	2.35%, due 3/1/28, #556438		84,624
89,824	2.332%, due 6/1/29, #508399		95,870
231,335	2.104%, due 4/1/30, #562912		245,304
65,475	2.386%, due 10/1/30, #670317		66,993
44,118	2.24%, due 9/1/31, #597196		46,803
29,297	2.277%, due 11/1/31, #610547		29,444
3,730	2.25%, due 4/1/32, #629098		3,760
440,528	2.245%, due 10/1/33, #743454		467,406
1,148,635	2.375%, due 11/1/33, #755253		1,214,044
2,021,847	2.42%, due 5/1/34, #AC5719		2,151,008
450,534	2.38%, due 7/1/34, #779693		480,226
406,498	2.054%, due 10/1/34, #795136		429,060
206,765	2.132%, due 1/1/35, #805391		221,522
117,109	2.282%, due 10/1/35, #845041		124,386
267,211	2.232%, due 10/1/35, #846171		280,965
445,616	2.194%, due 1/1/36, #849264		471,735
130,996	2.514%, due 6/1/36, #872502		140,628
765,085	2.334%, due 1/1/37, #906389		813,949
988,202	2.645%, due 3/1/37, #907868		1,061,953
543,900	2.28%, due 8/1/37, #949772		562,009
50,824	2.25%, due 10/1/37, #955963		51,906
283,194	2.64%, due 11/1/37, #953653		283,730
97,940	1.81%, due 11/1/37, #948183		102,916
	FNMA Pool
719,562	5.00%, due 6/1/40, #AD5479		789,948
76,755	4.00%, due 11/1/41, #AJ3797		80,696
	GNMA II ARM Pool (b)
9,409	2.00%, due 11/20/21, #8871		9,830
54,295	1.625%, due 10/20/22, #8062		56,665
132,286	1.625%, due 11/20/26, #80011		138,077
33,454	2.00%, due 11/20/26, #80013		34,960
18,574	1.625%, due 12/20/26, #80021		19,387
8,843	1.625%, due 1/20/27, #80029		9,214
151,415	1.625%, due 7/20/27, #80094		157,393
202,810	1.625%, due 8/20/27, #80104		211,121
8,773	1.625%, due 10/20/27, #80122		9,157
75,318	1.625%, due 1/20/28, #80154		78,481
152,193	1.625%, due 10/20/29, #80331		158,864
30,801	1.625%, due 11/20/29, #80344		32,151
			13,224,144
	Total Mortgage-Backed Securities (cost $23,099,164)		23,582,498
	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	19.6%
	U.S. Government Agencies	12.1%
	FHLB
5,000,000	0.25%, due 1/16/15		5,006,045
	FHLMC
4,200,000	0.75%, due 11/25/14		4,219,740
	FNMA
2,000,000	0.875%, due 8/28/14		2,007,774
5,000,000	0.75%, due 12/19/14		5,024,540
3,000,000	0.50%, due 5/27/15		3,010,788
			19,268,887
	U.S. Treasury Notes	7.5%
	U.S. Treasury Note
1,000,000	0.75%, due 6/15/14		1,001,973
8,000,000	0.50%, due 8/15/14		8,015,472
3,000,000	0.25%, due 12/15/14		3,003,165
			12,020,610
	Total U.S. Government Agencies and Instrumentalities (cost $31,277,316)		31,289,497

	SHORT-TERM INVESTMENTS	18.2%
3,535,068	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		3,535,068
	U.S. Treasury Bills
$ 11,000,000	0.060%, due 3/13/14 (d)		10,999,781
1,500,000	0.054%, due 3/27/14 (d)		1,499,941
5,000,000	0.042%, due 4/17/14 (d)		4,999,723
8,000,000	0.072%, due 4/24/14 (d)		7,999,136
	Total Short-Term Investments (cost $29,033,649)		29,033,649

	Total Investments (cost $155,328,538)	97.7%	156,142,576
	Other Assets less Liabilities	2.3%	3,742,441
	TOTAL NET ASSETS	100.0%	$159,885,017

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 28, 2014, the value of these investments was $12,242,130 or 7.7% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of February 28, 2014.

(c)	Rate shown is the 7-day annualized yield as of February 28, 2014.

(d)	Rate shown is the discount rate at February 28, 2014.

ARM -	Adjustable Rate Mortgage

FHLB -	Federal Home Loan Bank

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

GNMA -	Government National Mortgage Association

PIA Funds

Notes to the Schedule of Investments
February 28, 2014 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 28, 2014, the PIA High Yield Fund held illiquid securities with a value of $90,920 or 0.12% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of February 28, 2014, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board of Trustees (“Board") has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2014:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$196,126,260	$-	$196,126,260
Sovereign Bonds	-	26,921,954	-	26,921,954
U.S. Government Instrumentalities	-	6,857,396	-	6,857,396
Total Fixed Income	-	229,905,610	-	229,905,610
Short-Term Investments	8,648,237	-	-	8,648,237
Total Investments	$8,648,237	$229,905,610	$-	$238,553,847

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$-	$2,854,414	$-	$2,854,414
Residential Mortgage-Backed Securities	-	2,990,768	-	2,990,768
Mortgage-Backed Securities – U.S. Government Agencies	-	92,192,411	-	92,192,411
Total Fixed Income	-	98,037,593	-	98,037,593
Short-Term Investments	4,530,151	-	-	4,530,151
Total Investments	$4,530,151	$98,037,593	$-	$102,567,744

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$67,535,230	$74,270	$67,609,500
Total Fixed Income	-	67,535,230	74,270	67,609,500
Common Stocks	-	-	16,650	16,650
Short-Term Investments	7,820,177	-	-	7,820,177
Total Investments	$7,820,177	$67,535,230	$90,920	$75,446,327
Other Financial Instruments*	$27,420	-	-	$27,420

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$72,236,932	$-	$72,236,932
Mortgage-Backed Securities	-	23,582,498	-	23,582,498
U.S. Government Agencies and Instrumentalities	-	31,289,497	-	31,289,497
Total Fixed Income	-	127,108,927	-	127,108,927
Short-Term Investments	3,535,068	25,498,581	-	29,033,649
Total Investments	$3,535,068	$152,607,508	$-	$156,142,576

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at February 28, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund held no Level 3 securities during the period ended February 28, 2014.

The following is a reconciliation of the Funds’ level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at value

	PIA MBS Bond Fund	PIA High Yield Fund		PIA Short-Term Securities Fund
	Commercial Mortgage-Backed Securities	Common Stocks	Corporate Bonds	Commercial Mortgage-Backed Securities
Balance as of November 30, 2013	$1,301,430	$39,317	$70,695	$2,010,000
Accrued discounts/premiums	-	-	(3,045)	-
Realized gain/(loss)	-	-	-	-
Change in unrealized appreciation/(depreciation)	13,865	(22,667)	6,620	(5,920)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers in and/or out of Level 3	(1,315,295)	-	-	(2,004,080)
Balance as of February 28, 2014	$-	$16,650	$74,270	$-

At February 28, 2014, securities held in the PIA MBS Bond Fund and the PIA Short-Term Securities Fund were transferred from level 3 to level 2 since the Funds’ primary pricing service now provides valuations based on observable inputs  for both securities.

The Valuation Committee currently values the Platinum bond and the Platinum common stock based on a single broker quote.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote for either the bond or common stock would have a direct change on the fair value of the security.

Note 2 – Derivative Instruments

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives.  The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to a Fund to cover the Fund’s exposure to the counterparty.

During the period ended February 28, 2014, the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA Short-Term Securities Fund did not enter into credit default swaps.  For the period ended February 28, 2014, the monthly average gross notional amount of the credit default swaps held in the PIA High Yield Fund was $2,666,667.

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

PIA BBB Bond Fund

Cost of investments	$234,152,373

Gross unrealized appreciation	$9,521,705
Gross unrealized depreciation	(5,120,231)
Net unrealized appreciation	$4,401,474

PIA MBS Bond Fund

Cost of investments	$99,334,730

Gross unrealized appreciation	$3,769,906
Gross unrealized depreciation	(536,892)
Net unrealized appreciation	$3,233,014

PIA High Yield Fund

Cost of investments	$73,002,425

Gross unrealized appreciation	$2,770,854
Gross unrealized depreciation	(326,952)
Net unrealized appreciation	$2,443,902

PIA Short-Term Securities Fund

Cost of investments	$155,328,538

Gross unrealized appreciation	$964,279
Gross unrealized depreciation	(150,241)
Net unrealized appreciation	$814,038

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  4/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  4/24/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  4/24/14

* Print the name and title of each signing officer under his or her signature.